Document and Entity Information	Apr. 22, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Wesbanco, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000203596
Document Period End Date	Apr. 22, 2021
Entity Emerging Growth Company	false
Entity File Number	000-08467
Entity Incorporation State Country Code	WV
Entity Tax Identification Number	55-0571723
Entity Address, Address Line One	1 Bank Plaza
Entity Address, City or Town	Wheeling
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26003
City Area Code	(304)
Local Phone Number	234-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Depositary Shares
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing 1/40th interest in a share of 6.75% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series A)
Trading Symbol	WSBCP
Security Exchange Name	NASDAQ
Common Stock
Document And Entity Information [Line Items]
Security 12b Title	Common Stock $2.0833 Par Value
Trading Symbol	WSBC
Security Exchange Name	NASDAQ